INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory
	US dollars
	December 31,
(in thousands)	2021	2020
Finished products	14,156	17,106
Raw materials	12,972	5,516
	27,128	22,622